Segment information (Details 2)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplier A
Supplier accounting for more than 5% of Group's purchases	42	30	53
Supplier B
Supplier accounting for more than 5% of Group's purchases	13	10	7
Supplier C
Supplier accounting for more than 5% of Group's purchases	6	9	6
Supplier D
Supplier accounting for more than 5% of Group's purchases	6	6	6
Supplier E
Supplier accounting for more than 5% of Group's purchases	5	5	0
Supplier F
Supplier accounting for more than 5% of Group's purchases	0	12	0